RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
VIEs [Member]
Statutory Reserve [Abstract]
At the end of the financial year	$ 309,921
Restricted Net Assets [Abstract]
Restricted net assets	$ 309,921		$ 309,921
Taiwan [Member]
Restricted Net Assets [Abstract]
Percentage of profit after tax to legal reserve fund	10.00%
Minimum percentage of paid up capital to be maintained as legal reserve			25.00%
Accumulated reserve in statutory reserve account			$ 33	$ 33	$ 33
Thailand [Member]
Restricted Net Assets [Abstract]
Accumulated reserve in statutory reserve account			13	13	13
Thailand [Member] | Minimum [Member]
Restricted Net Assets [Abstract]
Percentage of retained earnings to legal reserve	5.00%
Percentage of capital stock	10.00%
Indonesia [Member]
Restricted Net Assets [Abstract]
Percentage of profit after tax to legal reserve fund	20.00%
Statutory Reserve [Member]
Statutory Reserve [Abstract]
At the beginning of the financial year	$ 46	$ 46
Transferred from retained earnings	0	0
At the end of the financial year	46	46
Restricted Net Assets [Abstract]
Restricted net assets	$ 46	$ 46	$ 46	$ 46	$ 46